Related party transactions	9 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

12. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - 12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd., Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2, in each, the nine months ended September 30, 2021 as well as the nine months ended September 30, 2020.

Furthermore, voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the nine months ended September 30, 2021 and 2020, respectively from Schlosserei und Metallbau Ederer, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR 0 and kEUR 25 in the nine months ended September 30, 2021 and 2020, respectively from Andreas Schmid Logistik, where the former member of voxeljet’s supervisory board Dr. Stefan Söhn served as Chief Financial Officer until December 2020. Dr. Stefan Söhn resigned from his office as member of the supervisory board of the Company for professional reasons with effect from the end of the General Meeting on May 26, 2021.

Moreover, voxeljet received orders amounting to kEUR 77 and kEUR 19 in the nine months ended September 30, 2021 and 2020, respectively from Suzhou Meimai Fast Manufacturing Technology Co., Ltd. (“Meimai”), which was a minority shareholder for voxeljet China until September 1, 2021. On this date, Meimai transferred half of its equity interest in voxeljet China, or 15% of voxeljet China’s equity, to MK Holding GmbH and the remaining half of its equity, or 15% of voxeljet China’s equity to Mr. Jin Tianshi, the managing director of voxeljet China. As a result, as of September 1, 2021, Meimai is no longer a related party.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in the nine months ended September 30, 2021 and 2020, respectively from DSCS Digital Supply Chain Solutions GmbH (“DSCS”), which is an associated company where voxeljet owns 33.3%. Shareholders of DSCS have initiated the wind-up of DSCS, which will be finalized by DSCS’s removal from the commercial register, expected to take place in the first quarter of 2022.

In addition, voxeljet employed Michele Neuber as an intern, the son of Volker Neuber, who has been a member of voxeljet’s supervisory board since July 2020. He received a salary of kEUR 1 and kEUR 1 in the nine months ended September 30, 2021 and 2020, respectively.

Moreover, voxeljet sold a used car in the first quarter of 2021 to Susanne Ederer-Pausewang amounting to kEUR 27, who is the wife of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

All related party transactions, voxeljet entered into, were made on an arm’s length basis.